Operating leases - Operating lease liabilities of office rental agreements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 29,036	$ 28,227
Operating lease liabilities, non-current	142,070	$ 156,282
Office Rental [Member]
Property, Plant and Equipment [Line Items]
June 30, 2026	1,120
June 30, 2027	961
June 30, 2028	638
June 30, 2029	362
June 30, 2030	44
June 30, 2031 and thereafter	0
Total undiscounted lease payments	3,125
Discount based on incremental borrowing rate	(266)
Present value of lease liability	2,859
Operating lease liabilities, current	1,027
Operating lease liabilities, non-current	$ 1,832